FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of carrying amounts of the Corporation's financial assets and liabilities

The carrying amounts of the Corporation’s financial assets and liabilities is as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2021	2020

Fair value through profit or loss:
Embedded derivative asset	Level 3	$22,768	$13,074
Provisionally priced trade receivables	Level 2	2,165	—

Fair value through other comprehensive loss:
Investments in marketable securities	Level 1	24	4,241
		$24,957	$17,315

Schedule of corporation's maximum exposure to credit risk at the balance sheet date under its financial instruments

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2021	2020

Trade receivables
Currently due	$1,419	$489
Past due by 90 days or less, not impaired	5	204
Past due by greater than 90 days, not impaired	32	74
	1,456	767

Cash	9,400	23,210
Demand deposits	533	532
Term deposits	2,990	2,932
Promissory note receivable	1,250	1,250

Total exposure	$15,629	$28,691

Schedule of the contractual maturities at the balance sheet date	Furthermore, the Corporation has access to a US$10,000,000 unsecured revolving credit facility with its Offtaker (Notes 12 and 26). Subsequent to year-end, the Corporation completed an equity financing and issued 3,610,425 flow-through common shares for aggregate gross proceeds of $9,200,274 (Note 26). The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2021	2020

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$12,661	$12,311
In later than 90 days, not later than one year	397	—

Total exposure	$13,058	$12,311

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure	The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in thousands of US dollars:

	December 31	December 31
	2021	2020

Cash and cash equivalents	$1,033	$14
Accounts and other receivables	2,165	2
Accounts payable and accrued liabilities	(450)	(338)
Net exposure	$2,748	$(322)

Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure

	December 31	December 31
	2021	2020

Embedded derivative asset	$22,768	$13,074
Provisionally priced trade receivables	2,165	—
Total exposure	$24,933	$13,074